Employee Benefit Plans (Details) - Schedule of Impact on Defined Benefit Obligation from One Percent Increase or Decrease Change in Assumptions - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Canadian [Member]
Employee Benefit Plans (Details) - Schedule of Impact on Defined Benefit Obligation from One Percent Increase or Decrease Change in Assumptions [Line Items]
1% increase, Discount rate	$ (35,279)	$ (30,894)
1% decrease, Discount rate	40,962	38,220
1% increase, Future salary growth	3,676	4,875
1% decrease Future salary growth	(5,305)	(4,024)
1% increase, Discount rate	(2,300)	(2,008)
1% decrease, Discount rate	2,842	2,477
Medical and dental trend rates	476	1,654
Medical and dental trend rates	(456)	(1,392)
US [Member]
Employee Benefit Plans (Details) - Schedule of Impact on Defined Benefit Obligation from One Percent Increase or Decrease Change in Assumptions [Line Items]
1% increase, Discount rate	(5,472)	(5,577)
1% decrease, Discount rate	6,504	6,641
1% increase, Future salary growth
1% decrease Future salary growth
1% increase, Discount rate	(241)	(261)
1% decrease, Discount rate	273	296
Medical and dental trend rates
Medical and dental trend rates